General Information and Reorganization Transactions	12 Months Ended
Jun. 30, 2023
General Information and Reorganization Transactions [Abstract]
GENERAL INFORMATION AND REORGANIZATION TRANSACTIONS

1. GENERAL INFORMATION AND REORGANIZATION TRANSACTIONS

ARB IOT Group Limited (the “Company”) was incorporated and registered as an exempted company with limited liability in the Cayman Islands under the Companies Act of the Cayman Islands on 1 March 2022. The Company through its subsidiaries, is engaged in provision of hardware and software of Internet of Things solutions to meet customers demand in four business lines, which are IoT Smart Home and Buildings, IoT Smart Agriculture, IoT System Development and IoT Gadget Distribution. The Company is principally engaged in investment holding activities. The principal activities of the subsidiaries are described in Note 2 Principles of consolidation to the financial statements. The principal place of business of the Company is located at 2-3A, Jalan Puteri 2/3, Bandar Puteri, 47100 Puchong, Selangor, Malaysia.

The Company’s ultimate controlling shareholder is ARB Berhad, a company incorporated in October 1997 in Malaysia and becoming listed on the Main Market of Bursa Malaysia Securities Berhad in February 2004.

The financial statements are presented in Ringgit Malaysia (“RM”) which is also the functional currency of the Company.

The conversion from Ringgit Malaysia into U.S. dollars (“USD”) was made at the exchange rate as of 30 June 2023, 30 June 2022 and 30 June 2021 on which USD 1.00 equaled RM 4.6690. The use of USD is solely for the convenience of the reader.

Reorganization under common control

Prior to the Group reorganization (“Reorganization”), ARB Berhad, the controlling shareholder of the Company, held 100% of the shareholdings of ARB Lab Sdn. Bhd., ARB R&D Sdn. Bhd., ARB Innovation Sdn. Bhd., ARB AI Sdn. Bhd., ARBIOT Sdn. Bhd., ARB Midware Sdn. Bhd., ARB Intelligence Sdn. Bhd., ARB AI Agro Sdn. Bhd., ARB Agro Technology Sdn. Bhd., ARB 5G Sdn. Bhd., ARB Big Data Sdn. Bhd., ARB Techsymbol Sdn. Bhd., ARB Logistic Technologies Sdn. Bhd., ARB Information Sdn. Bhd. and ARB AI Technology Sdn. Bhd., 95% of the shareholding of ARB Robotic Sdn. Bhd. and 51% of the shareholdings of ARB Distribution Sdn. Bhd. and ARB WMS Technologies Sdn. Bhd. (collectively, the “Transferred Shareholdings”).

The Reorganization was executed as follows:

-	The Company was incorporated on 1 March 2022 by issuing 1 share to ARB IOT Limited. On 15 March 2022, the Company incorporated ARB IOT (M) Sdn. Bhd., a company limited by shares under the laws of Malaysia.

-	On 18 March 2022, ARB Berhad transferred its equity interest in ARB IOT Group Sdn. Bhd. to ARB IOT (M) Sdn. Bhd., through ARB Digital Technology Sdn. Bhd., an indirect wholly-owned Malaysian subsidiary of ARB Berhad. As a result, the Company acquired the Transferred Shareholdings.

-	On 9 June 2022, the Company effected a 1 to 10,000 share split (please see Note 14 for more information).

Upon the completion of the Reorganization, the Company became the holding company of the subsidiaries set forth in Note 2 Principles of consolidation. As the Company’s subsidiaries and the Company were controlled by ARB Berhad, immediately before and after the Reorganization, the Reorganization was accounted for as a reorganization of entities under common control. As a result, the consolidated financial statements as of and for the year ended 30 June 2021 and 2022 represent historical consolidated financial statements as if the corporate structure of the Group had been in existence since the beginning of the periods presented and the financial statement items of the combining entities had been combined from the date when the combining entities first came under the control of the controlling party. The net assets of the combining entities are consolidated using the existing book values from the controlling party’s perspective. No amount is recognized in respect of goodwill or excess of bargain purchase gain at the time of common control combination. The consolidated statements of operations and other comprehensive income includes the results of each of the combining entities from the earliest date presented or since the date when the combining entities first came under the common control, whichever is shorter.